Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	38,957	(757)	38,200
— Transferred from Advances for Vessels Acquisitions / Under Construction	63,344	-	63,344
— Depreciation	-	(668)	(668)
— Impairment	(3,081)	-	(3,081)
— Disposals	(66,628)	877	(65,751)
Balance, December 31, 2015	32,592	(548)	32,044
— Transferred from Advances for vessels acquisitions / under construction	97,593	-	97,593
— Depreciation	-	(3,467)	(3,467)
Balance, December 31, 2016	130,185	(4,015)	126,170

On
January
29,
2015
and
March
31,
2015,
the Company sold and leased-back M/T Stenaweco Energy and M/T Stenaweco Evolution respectively (see Note
7)
for an aggregate sale price of
$28,500
per vessel. The M/T Stenaweco Evolution was sold upon its delivery from the Hyundai Mipo Vinashin shipyard. The sale and leaseback agreements were entered into with non-related parties. Prior to the sale of the M/T Stenaweco Energy, the Company wrote down the vessel to its fair market value, resulting in an impairment charge of
$3,081.
The fair value of the impaired vessel was determined based on a market approach, which consisted of quotations from well-respected brokers regarding vessels with similar characteristics as compared to the Company’s vessel.

In
2015
and
2016
the Company took delivery of the following vessels:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Carrying Amount	Time Charter
M/T Eco Fleet	July 15, 2015	31,140	1,452	32,592	BP Shipping Limited
M/T Eco Revolution	January 21, 2016	31,400	1,409	32,809	BP Shipping Limited
M/T Stenaweco Excellence	May 20, 2016	30,778	1,475	32,253	Stena Weco A/S
M/T Nord Valiant	August 10, 2016	30,667	1,864	32,531	Dampskibsselskabet NORDEN A/S
Total		123,985	6,200	130,185

The Company’s vessels have been mortgaged as security under it loan facilities (see Note
10).